SEGMENT INFORMATION (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Location of Property, Plant and Equipment, Net by Country [Abstract]
Property, plant and equipment, net	€ 95.5	€ 108.4	€ 111.7	€ 127.5
United States [Member]
Location of Property, Plant and Equipment, Net by Country [Abstract]
Property, plant and equipment, net	21.9	28.6	29.5
France [Member]
Location of Property, Plant and Equipment, Net by Country [Abstract]
Property, plant and equipment, net	22.2	18.3	26.9
Italy [Member]
Location of Property, Plant and Equipment, Net by Country [Abstract]
Property, plant and equipment, net	16.7	17.6	18.8
United Kingdom [Member]
Location of Property, Plant and Equipment, Net by Country [Abstract]
Property, plant and equipment, net	6.0	4.5	4.4
All Other Countries [Member]
Location of Property, Plant and Equipment, Net by Country [Abstract]
Property, plant and equipment, net	€ 28.7	€ 39.4	€ 32.1